Equity (Details) - Schedule of Summary of Activity - Stock Options [Member]	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Equity (Details) - Schedule of Summary of Activity [Line Items]
Stock options Outstanding, balance ending	2,394,150	1,504,650
Weighted- Average Exercise Price, balance ending	$ 7.18	$ 5.1
Weighted- Average Life (years), balance ending		9 years 10 months 6 days
Stock options Outstanding, Grants	385,000	894,500
Weighted- Average Exercise Price, Grants	$ 4.48	$ 10.73
Weighted- Average Life (years), Grants	10 years	10 years
Stock options Outstanding, Exercised
Weighted- Average Exercise Price, Exercised
Stock options Outstanding, Forfeited	(52,000)	(5,000)
Weighted- Average Exercise Price, Forfeited	$ 6.97	$ 15.28
Stock options Outstanding, Expiry
Weighted- Average Exercise Price, Expiry
Stock options Outstanding, balance ending	2,727,150	2,394,150
Weighted- Average Exercise Price, balance ending	$ 6.89	$ 7.18
Weighted- Average Life (years), balance ending	8 years 5 months 8 days	9 years 1 month 9 days
Stock options Outstanding, Vested and exercisable	1,766,782
Weighted- Average Exercise Price, Vested and exercisable	$ 6.25
Weighted- Average Life (years), Vested and exercisable	7 years 11 months 26 days
Stock options Outstanding, Expected to Vest	960,368
Weighted- Average Exercise Price, Expected to Vest	$ 7.79
Weighted- Average Life (years), Expected to Vest	2 years 7 months 9 days